Consolidated Balance Sheets - USD ($)	Mar. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 9,858,153		$ 35,783,956	$ 18,607,952
Restricted cash	8,058,767		7,411,811	12,145,616
Cash held in escrow by lender	7,651,900	[1]	7,902,880	2,166,755
Marketable securities	510,151		1,310,000	1,287,500
Loans held for investment	558,019,000		469,673,314	422,280,515
Equity investment in unconsolidated investments	91,662,090		69,713,793	36,259,959
Real estate owned, Net
Land, building and building improvements, net	47,908,857		58,325,068	63,385,339
Lease intangible assets, net	6,145,077		7,451,771	9,793,600
Assets held for sale	8,395,011		0
Operating lease right-of-use asset	27,391,012		27,394,936	16,105,888
Interest receivable	3,020,009		2,463,037	2,509,589
Due from related party	0		2,605,639	0
Other assets	3,976,018		3,505,953	3,934,468
Total assets	772,596,045		693,542,158	588,477,181
Liabilities
Term loan payable, net of deferred financing fees	0		91,940,062	105,245,801
Unsecured notes payable, net of debt issuance cost	82,010,107		81,856,799	0
Repurchase agreement payable, net of deferred financing fees	173,698,002		43,974,608	0
Obligations under participation agreements	58,587,148		42,232,027	71,581,897
Mortgage loan payable, net of deferred financing fees and other	31,963,840		32,134,295	44,117,293
Revolving line of credit payable, net of deferred financing fees	64,414,007		38,186,472	0
Secured borrowing	37,503,542		34,586,129	18,187,663
Interest reserve and other deposits held on investments	8,058,767		7,411,811	12,145,616
Operating lease liability	27,391,012		27,394,936	16,105,888
Lease intangible liabilities, net	9,426,358		9,709,710	10,249,776
Due to Manager	3,462,062		2,388,317	1,257,098
Interest payable	1,450,843		1,879,626	1,185,502
Accounts payable and accrued expenses	1,581,660		1,264,131	3,968,603
Unearned income	364,630		449,690	677,856
Distributions Payable	3,906		0
Other liabilities	3,491,971		4,289,967	429,123
Total liabilities	503,407,855		419,698,580	285,152,116
Commitments and Contingencies
Equity
Common stock	194,875		194,875	194,875
Additional paid-in capital	373,443,672		373,443,672	373,443,672
Accumulated deficit	(104,575,357)		(99,919,969)	(70,438,482)
Total equity	269,188,190		273,843,578	303,325,065
Total liabilities and equity	772,596,045		693,542,158	588,477,181
Loans held for investment, net
Assets
Loans held for investment	545,081,696		457,329,582	417,986,462
Loans Held For Investment Acquired Through Participation
Assets
Loans held for investment	12,937,304		12,343,732	4,294,053
Series A Preferred Stock
Equity
Preferred stock	$ 125,000		$ 125,000	$ 125,000

[1]	(1) The Company has a cash management account with the lender to collect rental payment on the property used as collateral for a mortgage loan payable. As of March 31, 2022, approximately $3.8 million of the cash in the account was available for operational needs.